Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 38,219	$ 37,834	$ 34,425	$ 30,877
Cash and cash equivalents - Fair Value	38,219	37,834
Term Loan B - Book Value	199,111	199,643
Term Loan B - Fair Value	$ 183,670	$ 200,405